GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 55,919	$ 51,343
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	265,024	259,765
Accumulated amortization and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	(209,105)	(208,422)
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	55,919	51,343
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	80,484	80,484
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	141,040	135,999
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	8,715	8,695
Technology based intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	13,105	13,105
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 21,679	$ 21,482